Consolidated Statements of Operations and Other Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total	$ 2,774,030		$ 6,038,954		$ 4,904,381
Cost of sales	2,836,195		5,815,774		4,109,128
Total cost of sales	2,836,195		5,815,774
Gross loss	(62,165)		223,180		795,253
Operating Expenses
General & administrative expenses	19,360	85,231	81,547	165,082	200,351	535,929
Bad debt expense					2,472,309
Total operation expenses	19,360	85,231	81,547	165,082	2,672,660	535,929
Loss from operation	(81,525)	(85,231)	141,633	(165,082)	(1,877,407)	(535,929)
Other income (expenses):
Interest income (expense)	20,903		41,807		6,995
Other income, net
Total other income, net	20,903		41,807		6,995
Net loss from continuing operation before income taxes	(60,622)	(85,231)	183,440	(165,082)	(1,870,412)	(535,929)
Income tax (benefit) expenses					63,942
Net loss from continuing operations	(60,622)	(85,231)	183,440	(165,082)	(1,934,354)	(535,929)
Gain (loss) from discontinued operations (including disposal gain of $3,578,076 for the year ended December 31, 2025),net of tax		(256,404)		(521,889)	4,801,998	(1,667,699)
Net income (loss)	(60,622)	(341,635)	183,440	(686,971)	2,867,644	(2,203,628)
Foreign currency translation, net of tax		1,074		3,593	(82,842)	(35,823)
Comprehensive loss	$ (60,622)	$ (340,561)	$ 183,440	$ (683,378)	$ 2,784,802	$ (2,239,451)
Earnings per share
Basic loss per share	$ 0.0045	$ (0.0166)	$ (0.0015)	$ (0.0083)	$ 0.07	$ (0.05)
Diluted loss per share	$ 0.0045	$ (0.0166)	$ (0.0015)	$ (0.0083)	$ 0.07	$ (0.05)
Weighted average common shares outstanding, basic	41,109,458	41,109,458	41,109,458	41,109,458	41,109,458	41,109,458
Weighted average common shares outstanding, diluted	41,109,458	41,109,458	41,109,458	41,109,458	41,109,458	41,109,458
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 2,774,030		$ 6,038,954		$ 4,904,381